Intangible assets and goodwill - Carrying amount of goodwill to the respective CGUs and the key assumptions used in estimation of the recoverable mount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RoW Betting
Intangible assets and goodwill
Opening Balance	€ 73,896	€ 29,452
Acquisition	4,236	46,237
Foreign currency translation effect	424	(1,793)
Ending Balance	€ 78,556	€ 73,896
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin	33.60%	38.50%
Discount rate - WACC (before taxes)	13.20%	12.20%
RoW Betting AV
Intangible assets and goodwill
Opening Balance	€ 110,171	€ 106,296
Foreign currency translation effect	(2,463)	3,875
Ending Balance	€ 107,708	€ 110,171
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin	13.10%	14.60%
Discount rate - WACC (before taxes)	13.20%	12.10%
RoW Other
Intangible assets and goodwill
Opening Balance	€ 20,527	€ 17,504
Acquisition		3,079
Impairment	(6,493)
Foreign currency translation effect	(140)	(56)
Ending Balance	€ 13,894	€ 20,527
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin	12.50%	22.70%
Discount rate - WACC (before taxes)	15.70%	13.70%
United States
Intangible assets and goodwill
Opening Balance	€ 99,395	€ 94,900
Foreign currency translation effect	(3,152)	4,495
Ending Balance	€ 96,243	€ 99,395
Terminal value growth rate	2.00%	2.00%
Budgeted EBITDA margin	25.00%	26.70%
Discount rate - WACC (before taxes)	15.70%	15.10%